DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits Prepayments And Other Receivables Net
Prepaid marketing service amortized	$ 860,000
Allowance for expected credit losses	407,081	$ 1,749,619	$ 0
Deposits writtenoff	$ 2,156,979	$ 0	$ 0